FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED NOVEMBER 13, 2012 TO

PROSPECTUS DATED JULY 31, 2012

1.	Effective as of November 16, 2012, the following replaces the first paragraph under “PURCHASE AND SALE OF FUND SHARES” for the Tax-Advantaged Ultra-Short Fixed Income Fund and Ultra-Short Fixed Income Fund beginning on pages 24 and 28, respectively, of the Prospectus:

You may purchase Fund shares through your account at Northern Trust or an authorized intermediary or you may open an account directly with Northern Funds (the “Trust”) with a minimum initial investment of $2,500 in the Fund ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Fund reserves the right to waive these minimums.

2.	Effective as of November 16, 2012, the following replaces the second paragraph under “PURCHASING AND SELLING SHARES – Opening an Account” on page 39 of the Prospectus:

DIRECTLY FROM THE FUNDS. You may open a shareholder account and purchase shares directly from the Funds. For each Fund the minimum initial investment per Fund is $2,500 ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates), and the minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Funds reserve the right to waive these minimums.

3.	Effective as of November 16, 2012, the following replaces the information under “PURCHASING AND SELLING SHARES – Opening an Account – By Automatic Investment” on page 40 of the Prospectus:

TO OPEN A NEW ACCOUNT:

•	Complete a New Account Application, including the Automatic Investment section.

•	Send it to:

Northern Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

•	The minimum initial investment in each of the Funds is $250; $50 for monthly minimum additions.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	FIX SPT (11/12)

NORTHERN FUNDS PROSPECTUS